Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates - Schedule of Finite-Lived Intangible Assets (Details)	12 Months Ended
Feb. 28, 2018
Acquired technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life of finite-lived intangible assets	3 years
Acquired technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life of finite-lived intangible assets	10 years
Intellectual property | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life of finite-lived intangible assets	1 year
Intellectual property | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life of finite-lived intangible assets	17 years
Other acquired intangibles | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life of finite-lived intangible assets	2 years
Other acquired intangibles | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life of finite-lived intangible assets	10 years